Other (Income) Expense, Net (Restated) (Details) - Schedule of Other (Income) Expense, Net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Income Expense Net Abstract
Pension (income) expense, net					$ (804)	$ 834	$ (17)
Other expense, net						1,308
Total other (income) expense, net	$ 200	$ 41	$ 589	$ 94	$ (804)	$ 2,142	$ (17)